UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number: 811-05655

DWS Municipal Income Trust

(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154-0004

(Address of principal executive offices) (Zip code)

Diane Kenneally

One International Place

Boston, MA 02110

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 250-2500

Date of fiscal year end: 11/30

Date of reporting period: 8/31/2018

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio                                                      as of August 31, 2018 (Unaudited)

DWS Municipal Income Trust

	Principal Amount ($)	Value ($)
Municipal Bonds and Notes 135.1%
Alabama 0.7%
Alabama, UAB Medicine Finance Authority Revenue, Series B2, 5.0%, 9/1/2041	1,625,000	1,830,626
Tuscaloosa County, AL, Industrial Development Authority, Gulf Opportunity Zone, Hunt Refining Project, Series I, 144A, 1.56% **, 9/7/2018, LOC: Bank of Nova Scotia	1,600,000	1,600,000
		3,430,626
Arizona 1.3%
Arizona, Salt Verde Financial Corp., Gas Revenue:
5.0%, 12/1/2037	1,050,000	1,247,872
5.5%, 12/1/2029	1,400,000	1,691,578
Phoenix, AZ, Civic Improvement Corp., Airport Revenue, Series A, Prerefunded, 5.0%, 7/1/2040	3,000,000	3,176,820
		6,116,270
California 17.5%
California, Golden State Tobacco Securitization Corp., Tobacco Settlement:
Series A-1, 5.0%, 6/1/2034	2,500,000	2,849,175
Series A-1, 5.0%, 6/1/2035	2,500,000	2,838,025
California, Health Facilities Financing Authority Revenue, Catholic Healthcare West, Series A, Prerefunded, 6.0%, 7/1/2039	3,500,000	3,629,325
California, M-S-R Energy Authority, Series A, 7.0%, 11/1/2034	3,180,000	4,510,099
California, South Bayside Waste Management Authority, Solid Waste Enterprise Revenue, Shoreway Environmental Center, Series A, 6.25%, 9/1/2029	5,345,000	5,582,478
California, State General Obligation:
5.0%, 11/1/2043	5,000,000	5,619,000
5.25%, 4/1/2035	4,295,000	4,761,308
5.5%, 3/1/2040	1,370,000	1,443,514
6.0%, 4/1/2038	6,465,000	6,625,138
Prerefunded, 6.0%, 4/1/2038	3,535,000	3,629,384
California, State Municipal Finance Authority Revenue, LINXS Apartment Project:
Series A, AMT, 5.0%, 12/31/2043	1,200,000	1,342,080
Series A, AMT, 5.0%, 12/31/2047	640,000	713,530
Series B, AMT, 5.0%, 6/1/2048	240,000	266,758
California, State Public Works Board, Lease Revenue, Capital Projects, Series I-1, Prerefunded, 6.375%, 11/1/2034	2,000,000	2,113,620
California, Statewide Communities Development Authority Revenue, American Baptist Homes of the West, 6.25%, 10/1/2039, GTY: American Baptist Homes of the Midwest	1,250,000	1,307,563
Long Beach, CA, Harbor Revenue, Series D, 5.0%, 5/15/2039	1,065,000	1,218,967
Los Angeles, CA, Department of Airports Revenue, Los Angeles International Airport:
Series B, 5.0%, 5/15/2035	8,500,000	8,966,310
Series B, AMT, 5.0%, 5/15/2046	6,430,000	7,139,486
San Diego County, CA, Regional Airport Authority Revenue, Series B, AMT, 5.0%, 7/1/2043	7,000,000	7,637,070
San Diego, CA, Unified School District, Election 2012, Series C, 5.0%, 7/1/2035	5,000,000	5,632,200
San Francisco, CA, City & County Airports Commission, International Airport Revenue Series B, AMT, 5.0%, 5/1/2046	5,000,000	5,538,600
		83,363,630
Colorado 3.3%
Colorado, State Board of Governors, University Enterprise System Revenue, Series E-1, 5.0%, 3/1/2040	1,730,000	1,930,472
Colorado, State Health Facilities Authority Revenue, School Health Systems, Series A, 5.5%, 1/1/2035	5,450,000	6,164,059
Denver, CO, City & County Airport Revenue:
Series A, AMT, 5.0%, 12/1/2048	4,110,000	4,595,186
Series A, AMT, 5.25%, 11/15/2043	2,400,000	2,670,048
Denver, CO, Health & Hospital Authority, Certificates of Participation, 5.0%, 12/1/2048 (a)	490,000	535,477
		15,895,242
Connecticut 0.4%
Connecticut, State Special Tax Obligation Revenue, Transportation Infrastructure Purpose, Series A, 5.0%, 1/1/2038	1,785,000	1,978,351
Delaware 0.4%
Delaware, State Economic Development Authority, Retirement Communities Revenue, Acts Retirement-Life Communities Series B, 5.0%, 11/15/2048	1,750,000	1,933,960
District of Columbia 1.2%
District of Columbia, Metropolitan Airport Authority Systems Revenue:
Series A, AMT, 5.0%, 10/1/2038	800,000	876,320
Series A, AMT, 5.0%, 10/1/2043	3,400,000	3,715,996
Metropolitan Washington, DC, Airports Authority Systems Revenue, AMT, 5.0%, 10/1/2047	1,000,000	1,119,840
		5,712,156
Florida 15.0%
Davie, FL, Educational Facilities Revenue, Nova Southeastern University Project, 5.0%, 4/1/2048	1,665,000	1,833,864
Florida, State Higher Educational Facilities, Financial Authority Revenue, Nova Southeastern University Project, 5.0%, 4/1/2034	1,350,000	1,498,811
Greater Orlando, FL, Aviation Authority Airport Facilities Revenue:
Series A, AMT, 5.0%, 10/1/2042	1,490,000	1,659,949
Series A, AMT, 5.0%, 10/1/2047	965,000	1,071,111
Miami-Dade County, FL, Aviation Revenue:
Series A, AMT, 5.0%, 10/1/2035	5,000,000	5,554,200
Series B, AMT, 5.0%, 10/1/2040	2,360,000	2,648,675
Prerefunded, Series A, 5.5%, 10/1/2041	10,000,000	10,404,100
Miami-Dade County, FL, Aviation Revenue, Miami International Airport:
Series A, AMT, Prerefunded, 5.25%, 10/1/2033, INS: AGC	8,500,000	8,522,440
Series A-1, 5.375%, 10/1/2035	2,000,000	2,133,360
Miami-Dade County, FL, Expressway Authority, Toll Systems Revenue, Series A, 5.0%, 7/1/2035, INS: AGMC	3,000,000	3,157,410
Miami-Dade County, FL, Health Facilities Authority Hospital Revenue, Nicklaus Children's Hospital, 5.0%, 8/1/2047	3,335,000	3,690,611
North Brevard County, FL, Hospital District Revenue, Parrish Medical Center Project:
Prerefunded, 5.5%, 10/1/2028	5,290,000	5,305,227
Prerefunded, 5.75%, 10/1/2038	5,000,000	5,015,292
Orange County, FL, Health Facilities Authority Revenue, Orlando Health, Inc.:
Series A, 5.0%, 10/1/2035	720,000	801,785
Series A, 5.0%, 10/1/2036	865,000	961,318
Orange County, FL, Housing Finance Authority, Post Fountains Project, 1.57% **, 9/7/2018, LIQ: Fannie Mae	265,000	265,000
Orlando & Orange County, FL, Expressway Authority Revenue, Series A, Prerefunded, 5.0%, 7/1/2040	11,895,000	12,574,086
Palm Beach County, FL, Health Facilities Authority, Acts Retirement-Life Communities, Inc., Series A, 5.0%, 11/15/2045	1,750,000	1,933,960
Tallahassee, FL, Health Facilities Revenue, Memorial Healthcare, Inc. Project, Series A, 5.0%, 12/1/2055	2,045,000	2,176,269
		71,207,468
Georgia 7.2%
Atlanta, GA, Airport Revenue:
Series A, 5.0%, 1/1/2035	1,030,000	1,070,510
Series C, AMT, 5.0%, 1/1/2037	1,690,000	1,814,333
Cobb County, GA, Kennestone Hospital Authority, Revenue Anticipation Certificates, Wellstar Health System, Series A, 5.0%, 4/1/2047	875,000	962,605
Fulton County, GA, Development Authority Hospital Revenue, Revenue Anticipation Certificates, Wellstar Health System, Series A, 5.0%, 4/1/2047	1,055,000	1,160,627
Gainesville & Hall County, GA, Hospital Authority, Northeast Georgia Healthcare:
Series A, 5.5%, 2/15/2045	505,000	529,003
Series A, Prerefunded, 5.5%, 2/15/2045	1,630,000	1,715,591
Georgia, Glynn-Brunswick Memorial Hospital Authority, Anticipation Certificates, Southeast Georgia Health System Project, 5.0%, 8/1/2047	465,000	506,808
Georgia, Main Street Natural Gas, Inc., Gas Project Revenue:
Series A, 5.0%, 3/15/2020	7,250,000	7,577,845
Series A, 5.5%, 9/15/2024	5,000,000	5,767,950
Series A, 5.5%, 9/15/2028	10,000,000	11,902,800
Georgia, Municipal Electric Authority Revenue, Project One, Series A, 5.0%, 1/1/2035	1,010,000	1,100,587
		34,108,659
Guam 0.2%
Guam, International Airport Authority Revenue, Series C, AMT, 6.375%, 10/1/2043	535,000	604,309
Guam, Port Authority Revenue, Series A, 5.0%, 7/1/2048	315,000	345,728
		950,037
Hawaii 1.5%
Hawaii, State Airports Systems Revenue:
Series A, 5.0%, 7/1/2039	4,200,000	4,420,374
Series A, AMT, 5.0%, 7/1/2041	1,490,000	1,645,452
Hawaii, State Department of Budget & Finance, Special Purpose Revenue, Hawaiian Electric Co., Inc., 6.5%, 7/1/2039	1,000,000	1,035,560
		7,101,386
Idaho 1.0%
Idaho, Health Facilities Authority Revenue, St. Luke's Regional Medical Center:
Prerefunded, 5.0%, 7/1/2035, INS: AGMC	2,500,000	2,642,725
6.75%, 11/1/2037	2,135,000	2,152,251
		4,794,976
Illinois 9.3%
Chicago, IL, Airport Revenue, O'Hare International Airport, Series A, Prerefunded, 5.75%, 1/1/2039	4,200,000	4,571,532
Chicago, IL, Airport Revenue, O'Hare International Airport, Senior Lien, Series D, AMT, 5.0%, 1/1/2047	2,085,000	2,268,188
Chicago, IL, O'Hare International Airport, Airport Revenue, Third Lien, Series A, 5.75%, 1/1/2039	800,000	863,544
Chicago, IL, O'Hare International Airport Revenue, Series B, Prerefunded, 6.0%, 1/1/2041	9,000,000	9,846,990
Chicago, IL, O'Hare International Airport, Special Facility Revenue, AMT, 5.0%, 7/1/2048	395,000	431,502
Illinois, Finance Authority Revenue, Advocate Health Care Network, Series D, Prerefunded, 6.5%, 11/1/2038	1,000,000	1,007,610
Illinois, Finance Authority Revenue, Memorial Health Systems, 5.5%, 4/1/2039	4,200,000	4,283,412
Illinois, Metropolitan Pier & Exposition Authority, Dedicated State Tax Revenue, Capital Appreciation-McCormick, Series A, Zero Coupon, 6/15/2036, INS: NATL	3,500,000	1,548,505
Illinois, Railsplitter Tobacco Settlement Authority, Prerefunded, 6.0%, 6/1/2028	915,000	1,015,924
Illinois, State Finance Authority Revenue, Advocate Health Care Network, Series B, Prerefunded, 5.375%, 4/1/2044	2,500,000	2,552,925
Illinois, State Finance Authority Revenue, Ascension Health Credit Group, Series A, 5.0%, 11/15/2032	730,000	789,875
Illinois, State Finance Authority Revenue, OSF Healthcare Systems:
Series A, 5.0%, 5/15/2041	1,580,000	1,673,757
Series A, 5.0%, 11/15/2045	1,745,000	1,887,043
Illinois, State Finance Authority Revenue, University of Chicago, Series A, 5.0%, 10/1/2038	4,445,000	5,019,250
Illinois, State General Obligation:
Series A, 5.0%, 10/1/2033 (a)	3,110,000	3,283,756
Series B, 5.0%, 10/1/2033 (a)	1,970,000	2,080,064
Springfield, IL, Electric Revenue, Senior Lien, 5.0%, 3/1/2040, INS: AGMC	970,000	1,058,512
		44,182,389
Indiana 1.6%
Indiana, Finance Authority Hospital Revenue, Deaconess Hospital Obligation, Series A, Prerefunded, 6.75%, 3/1/2039	1,745,000	1,788,765
Indiana, State Finance Authority Revenue, Community Foundation of Northwest Indiana, 5.0%, 3/1/2041	5,000,000	5,335,750
Indiana, State Finance Authority Hospital Revenue, Indiana University Health, Series C, 1.56% **, 9/7/2018, LOC: Northern Trust Company	430,000	430,000
		7,554,515
Iowa 0.3%
Iowa, State Finance Authority, Lifespace Communities Revenue:
Series A, 5.0%, 5/15/2043	645,000	691,447
Series A, 5.0%, 5/15/2048	820,000	875,940
		1,567,387
Kentucky 0.2%
Kentucky, State Economic Development Finance Authority, Owensboro Health, Inc. Obligated Group:
Series A, 5.0%, 6/1/2045	320,000	341,440
Series A, 5.25%, 6/1/2041	480,000	523,114
		864,554
Louisiana 2.9%
Louisiana, New Orleans Aviation Board, General Airport North Terminal, Series B, AMT, 5.0%, 1/1/2048	710,000	778,756
Louisiana, Public Facilities Authority Revenue, Ochsner Clinic Foundation Project, 5.0%, 5/15/2047	6,000,000	6,568,320
Louisiana, Public Facilities Authority, Hospital Revenue, Lafayette General Medical Center, 5.5%, 11/1/2040	3,000,000	3,137,490
Louisiana, State Local Government Environmental Facilities & Community Development Authority Revenue, Westlake Chemical Corp. Project, 3.5%, 11/1/2032	3,540,000	3,470,298
		13,954,864
Maine 0.5%
Maine, Health & Higher Educational Facilities Authority Revenue, Maine Medical Center:
Series A, 5.0%, 7/1/2043	1,050,000	1,176,199
Series A, 5.0%, 7/1/2048	1,050,000	1,175,276
		2,351,475
Maryland 2.8%
Maryland, State Health & Higher Educational Facilities Authority Revenue, Adventist Healthcare Obligated Group, Series A, 5.5%, 1/1/2046	745,000	828,976
Maryland, State Health & Higher Educational Facilities Authority Revenue, Anne Arundel Health Systems, Series A, Prerefunded, 6.75%, 7/1/2039	1,100,000	1,145,221
Maryland, State Health & Higher Educational Facilities Authority Revenue, Medstar Health Obligated Group, Series A, 5.0%, 5/15/2045	10,000,000	11,123,500
		13,097,697
Massachusetts 1.4%
Massachusetts, State Development Finance Agency Revenue, Northeastern University, Series A, 5.25%, 3/1/2037	2,500,000	2,776,025
Massachusetts, State Development Finance Agency Revenue, Suffolk University:
Series A, 5.75%, 7/1/2039	1,200,000	1,229,508
Series A, Prerefunded, 5.75%, 7/1/2039	2,370,000	2,449,964
		6,455,497
Michigan 4.2%
Detroit, MI, Water & Sewerage Department, Sewerage Disposal System Revenue, Series A, 5.25%, 7/1/2039	1,120,000	1,214,113
Michigan, State Building Authority Revenue, Series I-A, 5.375%, 10/15/2041	7,500,000	8,178,975
Michigan, State Building Authority Revenue, Facilities Program:
Series I, 5.0%, 4/15/2038	1,930,000	2,162,353
Series H, 5.125%, 10/15/2033	2,495,000	2,582,999
Series I, 6.0%, 10/15/2038	35,000	35,167
Series I, Prerefunded, 6.0%, 10/15/2038	965,000	969,882
Michigan, State Finance Authority Revenue, Trinity Health Corp., 5.0%, 12/1/2035	665,000	722,975
Royal Oak, MI, Hospital Finance Authority Revenue, William Beaumont Hospital, Prerefunded, 8.25%, 9/1/2039	1,800,000	1,800,000
Wayne County, MI, Airport Authority Revenue, Series F, AMT, 5.0%, 12/1/2034	2,000,000	2,217,240
		19,883,704
Minnesota 1.1%
Rochester, MN, Health Care Facilities Revenue, Mayo Clinic, Series B, 5.0%, 11/15/2036	4,200,000	5,243,028
Mississippi 1.0%
Warren County, MS, Gulf Opportunity Zone, International Paper Co., Series A, 6.5%, 9/1/2032	1,525,000	1,528,157
West Rankin, MS, Utility Authority Revenue, 5.0%, 1/1/2048, INS: AGMC	3,000,000	3,362,760
		4,890,917
Missouri 0.3%
Missouri, State Health & Educational Facilities Authority Revenue, Medical Research, Lutheran Senior Services, Series A, 5.0%, 2/1/2046	335,000	358,939
St. Louis County, MO, Industrial Development Authority, Senior Living Facilities, Friendship Village, 5.0%, 9/1/2048	1,060,000	1,144,355
		1,503,294
Nebraska 0.3%
Douglas County, NE, Hospital Authority No.2, Health Facilities, Children's Hospital Obligated Group, 5.0%, 11/15/2047	1,330,000	1,474,159
Nevada 2.1%
Clark County, NV, Airport Revenue, Series B, 5.125%, 7/1/2036	4,305,000	4,484,734
Las Vegas Valley, NV, Water District, Series B, 5.0%, 6/1/2037	4,830,000	5,265,473
		9,750,207
New Jersey 2.5%
New Jersey, Hospital & Healthcare Revenue, General Hospital Center at Passaic, ETM, 6.75%, 7/1/2019, INS: AGMC	1,130,000	1,177,313
New Jersey, State Economic Development Authority Revenue, Series BBB, 5.5%, 6/15/2030	2,690,000	3,073,594
New Jersey, State Economic Development Authority Revenue, The Goethals Bridge Replacement Project, AMT, 5.125%, 7/1/2042, INS: AGMC	1,250,000	1,364,287
New Jersey, State Economic Development Authority, Motor Vehicle Surcharge Revenue, Series A, 5.0%, 7/1/2033	295,000	324,559
New Jersey, State Economic Development Authority, State Government Buildings Project:
Series A, 5.0%, 6/15/2042	345,000	373,449
Series A, 5.0%, 6/15/2047	385,000	415,192
New Jersey, State Transportation Trust Fund Authority, Transportation Systems, Series A, 6.0%, 12/15/2038	1,955,000	1,974,687
New Jersey, State Turnpike Authority Revenue:
Series B, 5.0%, 1/1/2040	65,000	74,026
Series E, Prerefunded, 5.25%, 1/1/2040	1,750,000	1,770,912
New Jersey, Tobacco Settlement Financing Corp.:
Series A, 5.0%, 6/1/2046	875,000	956,025
Series A, 5.25%, 6/1/2046	440,000	492,263
		11,996,307
New York 10.7%
New York, Metropolitan Transportation Authority, Dedicated Tax Fund, Climate Board Certified Green Bond, Series B-2, 5.0%, 11/15/2034	3,250,000	3,777,280
New York, Metropolitan Transportation Authority Revenue:
Series C, 5.0%, 11/15/2038	6,000,000	6,549,060
Series D, 5.0%, 11/15/2038	1,090,000	1,199,599
Series C, 5.0%, 11/15/2042	5,000,000	5,411,850
Series A-1, 5.25%, 11/15/2039	4,000,000	4,487,000
New York, State Dormitory Authority Revenues, Non-State Supported Debt, Montefiore Obligated Group:
Series A, 5.0%, 8/1/2034	220,000	249,190
Series A, 5.0%, 8/1/2035	315,000	355,663
New York, State Dormitory Authority, Personal Income Tax Revenue:
Series A, 5.0%, 2/15/2038	1,475,000	1,679,435
Series A, 5.0%, 2/15/2039	1,050,000	1,192,191
New York, State Energy Research & Development Authority Facilities Revenue, Consolidated Edison Co., Series C-2, AMT, 1.62% **, 9/7/2018, LOC: Mizuho Bank Ltd.	1,225,000	1,225,000
New York, State Environmental Facilities Corp., State Clean Water & Drinking Revolving Funds, New York City Municipal Water Finance Authority Projects, 5.0%, 6/15/2036	2,000,000	2,160,140
New York, State Liberty Development Corp. Revenue, World Trade Center Port Authority Construction, 5.25%, 12/15/2043	8,000,000	8,769,920
New York, State Transportation Development Corp., Special Facilities Revenue, Delta Air Lines, Inc., Laguardia Airport C&D Redevelopment:
AMT, 5.0%, 1/1/2033	410,000	457,503
AMT, 5.0%, 1/1/2034	410,000	456,125
AMT, 5.0%, 1/1/2036	410,000	454,751
New York, TSASC, Inc., Series A, 5.0%, 6/1/2041	150,000	161,996
New York, Utility Debt Securitization Authority, Restructuring Revenue:
Series TE, 5.0%, 12/15/2034	800,000	901,232
Series TE, 5.0%, 12/15/2035	1,000,000	1,124,430
New York City, NY, Municipal Water Finance Authority, Water & Sewer Systems Revenue, Second General Resolution, Series EE, 5.375%, 6/15/2043	3,750,000	4,039,050
New York City, NY, Transitional Finance Authority, Building Aid Revenue, Fiscal 2018, Series S-1, 5.0%, 7/15/2035	700,000	803,509
Port Authority of New York & New Jersey, One Hundred Eighty-Fourth:
5.0%, 9/1/2036	205,000	231,154
5.0%, 9/1/2039	510,000	572,965
Port Authority of New York & New Jersey, One Hundred Ninety-Third: AMT, 5.0%, 10/15/2034 AMT, 5.0%, 10/15/2035	1,620,000 800,000	1,817,235 894,144
Port Authority of New York & New Jersey, Two Hundred Seven, AMT, 5.0%, 9/15/2048	1,875,000	2,101,181
		51,071,603
North Carolina 1.1%
New Hanover County, NC, Hospital Revenue, New Hanover Regional Medical Centre:
5.0%, 10/1/2042	1,040,000	1,165,486
5.0%, 10/1/2047	960,000	1,071,869
North Carolina, Medical Care Commission, Health Care Facilities Revenue, University Health System, Series D, Prerefunded, 6.25%, 12/1/2033	3,000,000	3,033,090
		5,270,445
North Dakota 0.8%
Fargo, ND, Sanford Health Systems Revenue, 6.25%, 11/1/2031	3,240,000	3,666,384
Ohio 4.6%
Chillicothe, OH, Hospital Facilities Revenue, Adena Health System Obligated Group Project, 5.0%, 12/1/2047	1,785,000	1,957,770
Franklin County, OH, Trinity Health Corp. Revenue, Series 2017, 5.0%, 12/1/2046	2,950,000	3,304,118
Lucas County, OH, Hospital Revenue, Promedica Healthcare, Series A, Prerefunded, 6.5%, 11/15/2037	1,500,000	1,710,825
Ohio, Akron, Bath & Copley Joint Township Hospital District Revenue, 5.25%, 11/15/2046	2,320,000	2,524,160
Ohio, State Hospital Facility Revenue, Cleveland Clinic Health:
Series A, Prerefunded, 5.5%, 1/1/2039	5,000,000	5,063,750
Series B, Prerefunded, 5.5%, 1/1/2039	3,500,000	3,544,625
Ohio, State Turnpike Commission, Junior Lien, Infrastructure Projects, Series A-1, 5.25%, 2/15/2039	3,520,000	3,890,374
		21,995,622
Pennsylvania 7.9%
Allegheny County, PA, Hospital Development Authority Revenue, University of Pittsburgh Medical, 5.625%, 8/15/2039	1,700,000	1,752,326
Allegheny County, PA, Hospital Development Authority, Allegheny Health Network Obligated Group, Series A, 5.0%, 4/1/2047	3,090,000	3,382,530
Franklin County, PA, Industrial Development Authority Revenue, Chambersburg Hospital Project, 5.375%, 7/1/2042	7,000,000	7,381,710
Pennsylvania, Certificate of Participations, Series A, 5.0%, 7/1/2043	460,000	506,727
Pennsylvania, Commonwealth Financing Authority, Series A, 5.0%, 6/1/2035	1,560,000	1,734,923
Pennsylvania, Commonwealth Financing Authority, Tobacco Master Settlement Payment Revenue Bonds:
5.0%, 6/1/2034	750,000	845,430
5.0%, 6/1/2035	375,000	421,391
Pennsylvania, Geisinger Authority Health System Revenue, Series A-1, 5.0%, 2/15/2045	6,355,000	7,140,478
Pennsylvania, State Turnpike Commission Revenue:
Series A, 5.0%, 12/1/2038	2,030,000	2,242,318
Series B-1, 5.0%, 6/1/2042	2,000,000	2,189,400
Series C, 5.0%, 12/1/2043	4,000,000	4,370,800
Philadelphia, PA, Airport Revenue:
Series A, 5.0%, 6/15/2035	2,835,000	2,972,044
Series B, AMT, 5.0%, 7/1/2047	915,000	1,014,698
Philadelphia, PA, School District, Series B, 5.0%, 9/1/2043	1,500,000	1,660,275
		37,615,050
Rhode Island 0.4%
Rhode Island, Health & Educational Building Corp., Higher Education Facility Revenue, University of Rhode Island, Series A, Prerefunded, 6.25%, 9/15/2034	2,000,000	2,002,680
South Carolina 5.0%
Charleston County, SC, Airport District, Airport System Revenue, Series A, AMT, 5.875%, 7/1/2032	6,560,000	7,454,194
Greenwood County, SC, Hospital Revenue, Self Regional Healthcare, Series B, 5.0%, 10/1/2031	1,000,000	1,082,420
South Carolina, Jobs Economic Development Authority, Acts Retirement Life Communities Inc., Series C, 5.0%, 11/15/2047	1,350,000	1,492,816
South Carolina, State Ports Authority Revenue, Prerefunded, 5.25%, 7/1/2040	2,550,000	2,709,324
South Carolina, State Public Service Authority Revenue, Series E, 5.25%, 12/1/2055	4,000,000	4,348,000
South Carolina, State Public Service Authority Revenue, Santee Cooper, Series A, 5.75%, 12/1/2043	6,220,000	6,868,559
		23,955,313
Tennessee 0.9%
Greeneville, TN, Health & Educational Facilities Board Hospital Revenue, Ballad Health Obligated Group:
Series A, 5.0%, 7/1/2037	1,200,000	1,344,228
Series A, 5.0%, 7/1/2044	1,600,000	1,778,272
Jackson, TN, Hospital Revenue, Jackson-Madison Project, 5.625%, 4/1/2038	1,080,000	1,083,197
		4,205,697
Texas 15.5%
Central Texas, Regional Mobility Authority Revenue, Senior Lien, Series A, 5.0%, 1/1/2040	1,155,000	1,263,685
Harris County, TX, Health Facilities Development Corp., Hospital Revenue, Memorial Hermann Healthcare System, Series B, Prerefunded, 7.25%, 12/1/2035	1,000,000	1,013,640
Harris County, TX, Houston Port Authority, Series A, AMT, 6.25%, 10/1/2029	3,000,000	3,009,180
Houston, TX, Airport System Revenue, Series A, AMT, 5.0%, 7/1/2041	2,250,000	2,542,365
North Texas, Tollway Authority Revenue:
Series B, 5.0%, 1/1/2040	2,060,000	2,237,963
First Tier, Prerefunded, 6.0%, 1/1/2043	5,000,000	5,476,550
North Texas, Tollway Authority Revenue, Special Project Systems, Series D, Prerefunded, 5.0%, 9/1/2032	2,000,000	2,177,480
Texas, Dallas/Fort Worth International Airport Revenue:
Series H, AMT, 5.0%, 11/1/2042	5,425,000	5,786,251
Series F, 5.25%, 11/1/2033	3,500,000	3,942,890
Series A, 5.25%, 11/1/2038	4,000,000	4,272,840
Texas, Grand Parkway Transportation Corp., System Toll Revenue:
Series B, 5.0%, 4/1/2053	3,500,000	3,823,575
Series B, 5.25%, 10/1/2051	5,000,000	5,582,900
Texas, Municipal Gas Acquisition & Supply Corp. I, Gas Supply Revenue:
Series B, 67% of 3-month USD-LIBOR + 0.700%, 2.268%*, 12/15/2026	1,500,000	1,482,150
Series D, 6.25%, 12/15/2026	5,000,000	5,794,100
Texas, SA Energy Acquisition Public Facility Corp., Gas Supply Revenue:
5.5%, 8/1/2021	1,155,000	1,261,341
5.5%, 8/1/2025	7,250,000	8,411,957
Texas, Southwest Higher Education Authority, Inc., Southern Methodist University Project, Prerefunded, 5.0%, 10/1/2035	1,600,000	1,704,672
Texas, State Municipal Gas Acquisition & Supply Corp. III Gas Supply Revenue:
5.0%, 12/15/2030	250,000	270,130
5.0%, 12/15/2031	3,165,000	3,413,263
5.0%, 12/15/2032	2,000,000	2,154,380
Texas, State Transportation Commission, Turnpike Systems Revenue, Series C, 5.0%, 8/15/2034	1,235,000	1,341,902
West Harris County, TX, Regional Water Authority, Water Systems Revenue, 5.0%, 12/15/2035	6,500,000	6,742,060
		73,705,274
Virginia 1.2%
Stafford County, VA, Economic Development Authority, Hospital Facilities Revenue, Mary Washington Healthcare, 5.0%, 6/15/2036	400,000	440,812
Virginia, Small Business Financing Authority, Private Activity Revenue, Transform 66 P3 Project, AMT, 5.0%, 12/31/2052	3,645,000	3,967,145
Washington County, VA, Industrial Development Authority, Hospital Facility Revenue, Mountain States Health Alliance, Series C, Prerefunded, 7.75%, 7/1/2038	1,370,000	1,397,099
		5,805,056
Washington 5.4%
Washington, Port of Seattle Revenue:
Series C, AMT, 5.0%, 5/1/2042	1,935,000	2,156,170
Series A, AMT, 5.0%, 5/1/2043	4,750,000	5,289,125
Washington, State Convention Center Public Facilities District, 5.0%, 7/1/2048	6,000,000	6,710,580
Washington, State Health Care Facilities Authority, Catholic Health Initiatives, Series A, 5.0%, 2/1/2041	2,985,000	3,083,863
Washington, State Health Care Facilities Authority, Swedish Health Services, Series A, Prerefunded, 6.75%, 11/15/2041	1,825,000	2,062,524
Washington, State Health Care Facilities Authority, Virginia Mason Medical Center:
5.0%, 8/15/2034	275,000	304,656
5.0%, 8/15/2035	235,000	259,586
5.0%, 8/15/2036	155,000	170,719
Washington, State Motor Vehicle Tax-Senior 520 Corridor Program, Series C, 5.0%, 6/1/2031	5,000,000	5,389,350
		25,426,573
West Virginia 0.9%
West Virginia, State Hospital Finance Authority, State University Health System Obligated Group, Series A, 5.0%, 6/1/2047	4,025,000	4,425,045
Wisconsin 0.5%
Wisconsin, State Health & Educational Facilities Authority, St. John's Communities, Inc. Project:
Series A, 5.0%, 9/15/2040	70,000	73,386
Series A, 5.0%, 9/15/2045	95,000	99,375
Series A, 5.0%, 9/15/2050	380,000	396,621
Wisconsin, State Health & Educational Facilities Authority Revenue, Prohealth Care, Inc. Obligated Group, Prerefunded, 6.625%, 2/15/2039	1,555,000	1,589,303
		2,158,685
Total Municipal Bonds and Notes (Cost $602,869,103)		642,666,182
Underlying Municipal Bonds of Inverse Floaters (b) 18.9%
Florida 2.4%
Orange County, FL, School Board, Certificates of Participation, Series C, 5.0%, 8/1/2034 (c)	10,000,000	11,403,125
Trust: Florida, School Board, Series 2016-XM0182, 144A, 13.13%, 2/1/2024, Leverage Factor at purchase date: 4 to 1
Massachusetts 6.9%
Massachusetts, State General Obligation, Series E, 4.0%, 4/1/2038 (c)	10,000,000	10,326,700
Trust: Massachusetts, State General Obligation, Series 2016-XM0335, 144A, 9.34%, 4/1/2023, Leverage Factor at purchase date: 4 to 1
Massachusetts, State Development Finance Agency Revenue, Harvard University, Series A, 4.0%, 7/15/2036 (c)	10,000,000	10,688,150
Trust: Massachusetts, State Development Finance Agency Revenue, Series 2016-XM0400, 144A, 9.34%, 7/15/2024, Leverage Factor at purchase date: 4 to 1
Massachusetts, State Development Finance Agency Revenue, Partners Healthcare System, Inc., Series Q, 5.0%, 7/1/2035 (c)	10,425,000	11,860,892
Trust: Massachusetts, State Development Finance Agency Revenue, Series 2016-XM0137, 144A, 13.324%, 1/1/2024, Leverage Factor at purchase date: 4 to 1
		32,875,742
New York 4.8%
New York City, NY, Transitional Finance Authority, Building AID Revenue, Series S-4A, 5.0%, 7/15/2034 (c)	7,165,000	8,346,900
Trust: New York, Transitional Finance Authority, Building AID Revenue, Series 2017-XM0620, 144A, 13.661%, 7/15/2034, Leverage Factor at purchase date: 4 to 1
New York City, NY, Transitional Finance Authority, Building AID Revenue, Series S-4A, 5.0%, 7/15/2038 (c)	2,685,000	3,090,853
Trust: New York, Transitional Finance Authority, Building AID Revenue, Series 2017-XM0620, 144A, 13.707%, 7/15/2038, Leverage Factor at purchase date: 4 to 1
New York, State Urban Development Corp. Revenue, Personal Income Tax, Series C-3, 5.0%, 3/15/2040 (c)	10,000,000	11,401,575
Trust: New York, State Urban Development Corp. Revenue, Personal Income Tax, Series 2018-XM0580, 144A, 13.775%, 9/15/2025, Leverage Factor at purchase date: 4 to 1
		22,839,328
Texas 2.4%
Texas, State Transportation Commission- Highway Improvement, Series A, 5.0%, 4/1/2038 (c)	10,000,000	11,352,800
Trust: Texas, State Transportation Commission, Series 2016-XM0404, 144A, 13.34%, 4/1/2024, Leverage Factor at purchase date: 4 to 1
Washington 2.4%
Washington, State General Obligation, Series D, 5.0%, 2/1/2035 (c)	10,000,000	11,483,900
Trust: Washington, State General Obligation, Series 2017-XM0477, 144A, 13.34%, 8/1/2024, Leverage Factor at purchase date: 4 to 1
Total Underlying Municipal Bonds of Inverse Floaters (Cost $91,427,366)		89,954,895
	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $694,296,469)	154.0	732,621,077
Floating Rate Notes (b)	(12.7)	(60,200,000)
MTPS, at Liquidation Value	(41.7)	(198,750,000)
Other Assets and Liabilities, Net	0.40	2,188,920
Net Assets Applicable to Common Shareholders	100.0	475,859,997

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
* Variable or floating rate security. These securities are shown at their current rate as of August 31, 2018. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description above. Certain variable rate securities are not based on a published reference rate and spread but adjust periodically based on current market conditions, prepayment of underlying positions and/or other variables.
** Variable rate demand notes are securities whose interest rates are reset periodically (usually daily mode or weekly mode) by remarketing agents based on current market levels, and are not directly set as a fixed spread to a reference rate. These securities may be redeemed at par by the holder at any time, and are shown at their current rates as of August 31, 2018. Date shown reflects the earlier of demand date or stated maturity date.
(a) When-issued security.
(b) Securities represent the underlying municipal obligations of inverse floating rate obligations held by the Fund. The Floating Rate Notes represents leverage to the Fund and is the amount owed to the floating rate note holders.
(c) Security forms part of the below inverse floater. The Fund accounts for these inverse floaters as a form of secured borrowing, by reflecting the value of the underlying bond in the investments of the Fund and the amount owed to the floating rate note holder as a liability.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
AGC: Assured Guaranty Corp.
AGMC: Assured Guaranty Municipal Corp.
AMT: Subject to alternative minimum tax.
ETM: Bonds bearing the description ETM (escrow to maturity) are collateralized usually by U.S. Treasury securities which are held in escrow and used to pay principal and interest on bonds so designated.
GTY: Guaranty Agreement
INS: Insured
LIBOR: London Interbank Offered Rate
LIQ: Liquidity Facility
LOC : Letter of Credit
NATL: National Public Finance Guarantee Corp.
Prerefunded: Bonds which are prerefunded are collateralized usually by U.S. Treasury securities which are held in escrow and used to pay principal and interest on tax-exempt issues and to retire the bonds in full at the earliest refunding date.

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of August 31, 2018 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Municipal Investments (d)	$—	$732,621,077	$—	$732,621,077
Total	$—	$732,621,077	$—	$732,621,077

There have been no transfers between fair value measurement levels during the period ended August 31, 2018.
(d)	See Investment Portfolio for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES

(a) The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Municipal Income Trust

By:	/s/Hepsen Uzcan Hepsen Uzcan President

Date:	October 23, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Hepsen Uzcan Hepsen Uzcan President

Date:	October 23, 2018

By:	/s/Diane Kenneally Diane Kenneally Chief Financial Officer and Treasurer

Date:	October 23, 2018